Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2019	Dec. 31, 2018
Sub-classifications of financial informations
Net exposure	kr 343.9	kr 337.4
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial informations
Net exposure	kr 166.3	kr 169.6
Percentage of net exposures	48.30%	50.30%
Regional governments
Sub-classifications of financial informations
Net exposure	kr 12.4	kr 13.4
Percentage of net exposures	3.60%	4.00%
Multilateral development banks
Sub-classifications of financial informations
Net exposure	kr 2.3	kr 0.1
Percentage of net exposures	0.70%	0.00%
Public Sector Entity
Sub-classifications of financial informations
Net exposure	kr 1.8	kr 0.6
Percentage of net exposures	0.50%	0.20%
Financial institutions
Sub-classifications of financial informations
Net exposure	kr 37.4	kr 34.2
Percentage of net exposures	10.90%	10.10%
Corporates
Sub-classifications of financial informations
Net exposure	kr 123.7	kr 119.5
Percentage of net exposures	36.00%	35.40%
Credits and interest-bearing securities
Sub-classifications of financial informations
Net exposure	kr 278.1	kr 277.1
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central governments
Sub-classifications of financial informations
Net exposure	kr 112.7	kr 121.2
Percentage of net exposures	40.50%	43.80%
Credits and interest-bearing securities | Regional governments
Sub-classifications of financial informations
Net exposure	kr 12.4	kr 13.4
Percentage of net exposures	4.50%	4.80%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial informations
Net exposure	kr 2.3	kr 0.1
Percentage of net exposures	0.80%	0.00%
Credits and interest-bearing securities | Public Sector Entity
Sub-classifications of financial informations
Net exposure	kr 1.8	kr 0.6
Percentage of net exposures	0.60%	0.20%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial informations
Net exposure	kr 31.0	kr 28.7
Percentage of net exposures	11.20%	10.40%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial informations
Net exposure	kr 117.9	kr 113.1
Percentage of net exposures	42.40%	40.80%
Undisbursed credits, derivatives
Sub-classifications of financial informations
Net exposure	kr 65.8	kr 60.3
Percentage of net exposures	100.00%	100.00%
Undisbursed credits, derivatives | Central governments
Sub-classifications of financial informations
Net exposure	kr 53.6	kr 48.4
Percentage of net exposures	81.50%	80.30%
Undisbursed credits, derivatives | Multilateral development banks
Sub-classifications of financial informations
Net exposure		kr 0.0
Percentage of net exposures		0.00%
Undisbursed credits, derivatives | Financial institutions
Sub-classifications of financial informations
Net exposure	kr 6.4	kr 5.5
Percentage of net exposures	9.70%	9.10%
Undisbursed credits, derivatives | Corporates
Sub-classifications of financial informations
Net exposure	kr 5.8	kr 6.4
Percentage of net exposures	8.80%	10.60%